Document and Entity Information	Apr. 18, 2022
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001569345
Document Type	8-K
Document Period End Date	Apr. 18, 2022
Entity Registrant Name	Sprinklr, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40528
Entity Tax Identification Number	45-4771485
Entity Address, Address Line One	29 West 35th Street
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10001
City Area Code	(917)
Local Phone Number	933-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.00003 per share
Trading Symbol	CXM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false